UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 91.91% Euros 14.98%	Principal amount (000)	Value (000)
Allianz SE 4.75% 2049	€22,800	$32,277
Aviva PLC 6.125% 2043	6,500	9,702
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	14,500	18,430
Belgium (Kingdom of), Series 79, 0.20% 2023	15,500	19,181
Belgium (Kingdom of), Series 68, 2.25% 2023	7	10
Belgium (Kingdom of), Series 77, 1.00% 2026	38,480	49,241
Belgium (Kingdom of), Series 85, 0.80% 2028	2,500	3,089
BT Group PLC 1.125% 2023	4,100	5,138
BT Group PLC 1.50% 2027	4,225	5,113
Buzzi Unicem SPA 2.125% 2023	2,000	2,581
CaixaBank, SA 5.00% 2023	19,100	24,191
CaixaBank, SA 3.50% 2027	5,800	7,680
Chubb Ltd. 1.55% 2028	1,540	1,901
Cote d’Ivoire (Republic of) 5.25% 2030[1]	5,200	6,421
Deutsche Telekom International Finance BV 0.875% 2024	2,300	2,852
France Télécom 5.625% 2018	1,500	1,860
French Republic O.A.T. 1.00% 2019	14,750	18,479
French Republic O.A.T. 0% 2021	16,000	19,890
French Republic O.A.T. 1.00% 2027	20,850	26,600
French Republic O.A.T. 3.25% 2045	4,825	8,297
French Republic O.A.T. 2.00% 2048	6,700	9,116
Germany (Federal Republic of) 0.10% 2023[2]	6,461	8,584
Germany (Federal Republic of) 0.10% 2026[2]	27,915	37,874
Germany (Federal Republic of) 0.50% 2026	2,900	3,638
Germany (Federal Republic of) 0.25% 2027	10,500	12,787
Germany (Federal Republic of) 0.50% 2027	457,625	566,594
Germany (Federal Republic of) 0.50% 2028	55,650	68,533
Germany (Federal Republic of) 2.50% 2046	58,700	96,600
Germany (Federal Republic of) 1.25% 2048	15,950	20,118
Greece (Hellenic Republic of) 3.50% 2023	2,359	2,920
Greece (Hellenic Republic of) 3.75% 2028	3,193	3,765
Greece (Hellenic Republic of) 3.90% 2033	3,336	3,786
Greece (Hellenic Republic of) 4.00% 2037	2,659	2,926
Greece (Hellenic Republic of) 4.20% 2042	2,609	2,872
Groupe BPCE SA 2.75% 2026	14,600	19,010
HSBC Holdings PLC 3.375% 2024	6,850	8,638
Indonesia (Republic of) 3.375% 2025	1,400	1,895
Intesa Sanpaolo SpA 6.625% 2023	15,870	24,120
Ireland (Republic of) 1.00% 2026	10,000	12,671
Ireland (Republic of) 0.90% 2028	50,100	61,633
Ireland (Republic of) 2.40% 2030	5,005	7,108
Italy (Republic of) 3.75% 2021	4,000	5,484
Italy (Republic of) 1.35% 2022	15,550	19,872
Italy (Republic of) 0.95% 2023	7,450	9,305
Italy (Republic of) 4.75% 2023	13,200	19,660
Italy (Republic of) 1.85% 2024	9,250	11,957
Italy (Republic of) 4.50% 2024	16,350	24,234
Capital World Bond Fund — Page 1 of 32

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 1.50% 2025	€54,040	$67,535
Italy (Republic of) 2.05% 2027	2,500	3,172
Italy (Republic of) 2.95% 2038	6,750	8,803
Lloyds Banking Group PLC 6.50% 2020	4,850	6,700
NN Group NV 4.50% 2049	18,320	24,551
Portuguese Republic 2.875% 2025	50,300	69,652
Portuguese Republic 2.875% 2026	22,000	30,427
Portuguese Republic 4.125% 2027	56,500	85,351
Portuguese Republic 2.125% 2028	18,375	23,750
Rabobank Nederland 2.50% 2026	14,650	19,020
Romania 2.75% 2025	5,735	7,667
Romania 2.50% 2030	1,825	2,231
Romania 3.875% 2035	12,375	16,422
Romania 3.375% 2038	21,585	26,625
Spain (Kingdom of) 0.40% 2022	5,750	7,205
Spain (Kingdom of) 1.80% 2024[2]	2,032	2,958
Spain (Kingdom of) 3.80% 2024	22,640	33,470
Spain (Kingdom of) 1.30% 2026	9,990	12,664
Spain (Kingdom of) 1.45% 2027	6,390	8,121
Spain (Kingdom of) 1.40% 2028	46,120	58,046
Spain (Kingdom of) 5.15% 2028	14,290	24,523
Spain (Kingdom of) 2.90% 2046	11,950	16,999
Spain (Kingdom of) 2.70% 2048	75,320	102,050
Svenska Handelsbanken AB 2.656% 2024	9,650	12,105
Sweden (Kingdom of) 0.125% 2023	3,000	3,699
Vale SA 3.75% 2023	3,950	5,447
Veolia Environnement 4.247% 2021	450	617
		2,008,443
Japanese yen 11.35%
Japan, Series 113, 0.30% 2018	¥2,645,000	24,882
Japan, Series 128, 0.10% 2021	19,865,000	188,057
Japan, Series 134, 0.10% 2022	5,470,000	51,933
Japan, Series 326, 0.70% 2022	2,115,000	20,638
Japan, Series 17, 0.10% 2023[2]	2,882,860	28,342
Japan, Series 18, 0.10% 2024[2]	21,279,840	209,709
Japan, Series 19, 0.10% 2024[2]	11,805,310	116,838
Japan, Series 337, 0.30% 2024	7,065,000	68,101
Japan, Series 336, 0.50% 2024	3,815,000	37,262
Japan, Series 20, 0.10% 2025[2]	4,035,075	39,955
Japan, Series 340, 0.40% 2025	1,875,000	18,220
Japan, Series 21, 0.10% 2026[2]	4,049,808	40,295
Japan, Series 344, 0.10% 2026	3,760,000	35,698
Japan, Series 346, 0.10% 2027	18,545,000	175,953
Japan, Series 116, 2.20% 2030	1,650,000	19,324
Japan, Series 145, 1.70% 2033	8,945,000	101,918
Japan, Series 150, 1.40% 2034	1,615,000	17,747
Japan, Series 161, 0.60% 2037	7,645,000	73,305
Japan, Series 42, 1.70% 2044	8,110,000	95,008
Japan, Series 53, 0.60% 2046	2,695,000	24,550
Japan, Series 57, 0.80% 2047	14,030,000	134,095
		1,521,830
Capital World Bond Fund — Page 2 of 32

unaudited
Bonds, notes & other debt instruments Polish zloty 4.15%	Principal amount (000)	Value (000)
Poland (Republic of), Series 0420, 1.50% 2020	PLN194,300	$56,829
Poland (Republic of), Series 1020, 5.25% 2020	407,750	130,110
Poland (Republic of), Series 1021, 5.75% 2021	665,270	219,939
Poland (Republic of), Series 0922, 5.75% 2022	212,555	71,395
Poland (Republic of), Series 1023, 4.00% 2023	134,230	42,245
Poland (Republic of), Series 0725, 3.25% 2025	121,500	36,366
		556,884
Brazilian reais 2.97%
Brazil (Federative Republic of) 0% 2019	BRL25,500	7,384
Brazil (Federative Republic of) 0% 2020	95,000	25,559
Brazil (Federative Republic of) 0% 2020	40,000	10,304
Brazil (Federative Republic of) 0% 2021	847,000	198,528
Brazil (Federative Republic of) 10.00% 2021	18,000	5,730
Brazil (Federative Republic of) 0% 2022	352,000	78,519
Brazil (Federative Republic of) 10.00% 2023	36,000	11,398
Brazil (Federative Republic of) 6.00% 2024[2]	9,333	3,035
Brazil (Federative Republic of) 10.00% 2025	155,887	49,043
Brazil (Federative Republic of) 10.00% 2027	27,000	8,451
		397,951
Mexican pesos 2.92%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	757
Petróleos Mexicanos 7.19% 2024	133,000	6,614
Petróleos Mexicanos 7.47% 2026	18,000	877
Red de Carreteras de Occidente 9.00% 2028[1]	36,950	1,969
United Mexican States 4.00% 2040[2]	306,052	17,251
United Mexican States 4.00% 2046[2]	31,930	1,796
United Mexican States, Series M, 6.50% 2021	2,488,500	134,196
United Mexican States, Series M, 6.50% 2022	376,800	20,209
United Mexican States, Series M20, 10.00% 2024	931,000	58,798
United Mexican States, Series M, 5.75% 2026	2,531,000	126,550
United Mexican States, Series M, 7.50% 2027	167,000	9,306
United Mexican States, Series M30, 10.00% 2036	190,000	12,987
		391,310
Indian rupees 2.53%
HDFC Bank Ltd. 7.95% 2026	INR200,000	3,021
India (Republic of) 7.80% 2021	2,517,400	39,354
India (Republic of) 7.68% 2023	1,074,900	16,697
India (Republic of) 8.83% 2023	4,874,600	79,268
India (Republic of) 8.40% 2024	2,500,000	39,992
India (Republic of) 6.97% 2026	4,680,000	68,944
India (Republic of) 6.79% 2027	2,630,000	38,360
India (Republic of) 7.59% 2029	450,000	6,867
India (Republic of) 7.61% 2030	1,074,430	16,333
India (Republic of) 7.88% 2030	326,230	5,031
India (Republic of) 7.73% 2034	490,000	7,527
National Highways Authority of India 7.17% 2021	920,000	13,941
National Highways Authority of India 7.27% 2022	210,000	3,183
		338,518
Capital World Bond Fund — Page 3 of 32

unaudited
Bonds, notes & other debt instruments British pounds 2.51%	Principal amount (000)	Value (000)
Barclays Bank PLC 10.00% 2021	£200	$342
Electricité de France SA 6.00% 2114	700	1,361
France Télécom 8.125% 2028	1,700	3,582
National Grid Transco PLC 4.00% 2027	2,475	3,973
Nestlé Finance International Ltd. 2.25% 2023	400	582
United Kingdom 1.75% 2022	19,400	28,112
United Kingdom 2.25% 2023	12,150	18,096
United Kingdom 2.75% 2024	17,250	26,615
United Kingdom 1.25% 2027	80,400	111,444
United Kingdom 4.25% 2027	25,150	44,544
United Kingdom 3.25% 2044	24,550	45,308
United Kingdom 3.50% 2045	23,700	45,817
United Kingdom 2.50% 2065	2,400	4,509
Wal-Mart Stores, Inc. 5.625% 2034[3]	1,000	2,007
		336,292
Malaysian ringgits 2.29%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR30,354	7,864
Malaysia (Federation of), Series 0515, 3.759% 2019	75,050	19,518
Malaysia (Federation of), Series 0315, 3.659% 2020	137,061	35,672
Malaysia (Federation of), Series 0314, 4.048% 2021	36,250	9,525
Malaysia (Federation of), Series 0215, 3.795% 2022	19,875	5,156
Malaysia (Federation of), Series 0117, 3.882% 2022	75,674	19,801
Malaysia (Federation of), Series 0313, 3.48% 2023	44,100	11,258
Malaysia (Federation of), Series 0116, 3.80% 2023	295,276	76,312
Malaysia (Federation of), Series 0217, 4.059% 2024	28,400	7,415
Malaysia (Federation of), Series 0114, 4.181% 2024	19,600	5,146
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	30,378
Malaysia (Federation of), Series 0415, 3.99% 2025	11,500	2,953
Malaysia (Federation of), Series 0316, 3.90% 2026	82,875	21,265
Malaysia (Federation of), Series 0212, 3.892% 2027	4,575	1,165
Malaysia (Federation of), Series 0310, 4.498% 2030	186,000	48,832
Malaysia (Federation of), Series 0615, 4.786% 2035	18,000	4,666
		306,926
Thai baht 1.37%
Bank of Thailand 1.49% 2019	THB2,699,507	86,408
Bank of Thailand 1.50% 2019	680,000	21,771
Bank of Thailand 1.34% 2020	150,000	4,783
Thailand (Kingdom of) 1.875% 2022	1,270,600	40,929
Thailand (Kingdom of) 3.85% 2025	359,500	12,764
Thailand (Kingdom of) 2.125% 2026	528,000	16,509
		183,164
Danish kroner 0.84%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	DKr318,041	54,909
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	73,898	12,734
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	262,127	45,201
		112,844
Capital World Bond Fund — Page 4 of 32

unaudited
Bonds, notes & other debt instruments Canadian dollars 0.84%	Principal amount (000)	Value (000)
Canada 0.75% 2021	C$31,500	$23,670
Canada 1.00% 2022	16,200	12,067
Canada 2.25% 2025	93,650	73,620
Canada 3.50% 2045	3,200	3,128
		112,485
Australian dollars 0.82%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$64,200	56,349
Australia (Commonwealth of), Series 133, 5.50% 2023	50,400	44,532
Australia (Commonwealth of), Series 138, 3.25% 2029	10,900	8,871
		109,752
South Korean won 0.72%
South Korea (Republic of), Series 2203, 1.875% 2022	KRW14,320,000	13,170
South Korea (Republic of), Series 2209, 2.00% 2022	44,835,100	41,311
South Korea (Republic of), Series 2712, 2.375% 2027	45,236,340	41,522
		96,003
Chilean pesos 0.70%
Chile (Banco Central de) 4.50% 2021	CLP51,000,000	86,588
Chile (Banco Central de) 4.50% 2026	400,000	666
Chile (Republic of) 4.50% 2021	4,025,000	6,834
		94,088
South African rand 0.69%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR92,650	7,773
South Africa (Republic of), Series R-186, 10.50% 2026	220,100	21,510
South Africa (Republic of), Series R-214, 6.50% 2041	829,250	54,146
South Africa (Republic of), Series R-2048, 8.75% 2048	103,900	8,677
		92,106
Israeli shekels 0.59%
Israel (State of) 2.00% 2027	ILS98,500	28,912
Israel (State of) 5.50% 2042	118,575	50,759
		79,671
New Romanian leu 0.52%
Romania 2.30% 2020	RON67,380	17,401
Romania 3.25% 2021	66,045	17,428
Romania 4.00% 2021	6,700	1,793
Romania 5.95% 2021	91,800	26,124
Romania 3.40% 2022	16,250	4,235
Romania 4.75% 2025	8,900	2,426
		69,407
Chinese yuan renminbi 0.40%
China (People’s Republic of), Series SPC3, 3.59% 2022	CNY240,000	37,907
China (People’s Republic of), Series 1727, 3.90% 2024	90,000	14,445
China (People’s Republic of), Series 1725, 3.82% 2027	10,000	1,596
		53,948
Turkish lira 0.31%
Turkey (Republic of) 9.20% 2021	TRY17,200	3,854
Turkey (Republic of) 8.50% 2022	18,075	3,892
Turkey (Republic of) 11.00% 2022	116,600	27,485
Capital World Bond Fund — Page 5 of 32

unaudited
Bonds, notes & other debt instruments Turkish lira (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 2.80% 2023[2]	TRY4,297	$1,081
Turkey (Republic of) 2.00% 2024[2]	19,217	4,616
		40,928
Argentine pesos 0.25%
Argentine Republic 2.50% 2021[2]	ARS471,800	22,740
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 2022[4]	127,831	6,520
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[4]	82,251	4,159
		33,419
Uruguayan pesos 0.22%
Uruguay (Oriental Republic of) 9.875% 2022	UYU197,650	7,101
Uruguay (Oriental Republic of) 4.25% 2027[1,2]	27,818	1,045
Uruguay (Oriental Republic of) 8.50% 2028	595,748	19,379
Uruguay (Oriental Republic of) 8.50% 2028	42,950	1,397
		28,922
Norwegian kroner 0.14%
Norway (Kingdom of) 3.75% 2021	NKr138,000	18,990
Czech korunas 0.14%
Czech Republic 0.45% 2023	CZK404,060	18,793
Russian rubles 0.11%
Russian Federation 6.80% 2019	RUB187,575	3,306
Russian Federation 8.15% 2027	472,225	8,949
Russian Federation 8.50% 2031	147,750	2,899
		15,154
Colombian pesos 0.09%
Colombia (Republic of), Series B, 10.00% 2024	COP14,407,000	6,206
Colombia (Republic of), Series B, 6.00% 2028	16,300,000	5,638
		11,844
Nigerian naira 0.05%
Nigeria (Republic of) 16.288% 2027	NGN1,011,340	3,180
Nigeria (Republic of) 12.40% 2036	1,333,265	3,479
		6,659
Indonesian rupiah 0.04%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR36,900,000	2,585
Indonesia (Republic of), Series 68, 8.375% 2034	43,665,000	3,457
		6,042
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,985
Capital World Bond Fund — Page 6 of 32

unaudited
Bonds, notes & other debt instruments Ghana cedi 0.03%	Principal amount (000)	Value (000)
Ghana (Republic of) 24.75% 2021	GHS4,135	$1,147
Ghana (Republic of) 16.50% 2023	5,325	1,237
Ghana (Republic of) 19.00% 2026	6,395	1,699
		4,083
Egyptian pounds 0.03%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,542
Egypt (Arab Republic of) 17.20% 2023	11,600	721
Egypt (Arab Republic of) 15.90% 2024	20,850	1,240
		3,503
Zambian kwacha 0.02%
Zambia (Republic of) 11.00% 2021	ZMW1,960	174
Zambia (Republic of) 12.00% 2023	650	54
Zambia (Republic of) 13.00% 2026	10,015	820
Zambia (Republic of) 14.00% 2032	20,500	1,625
Zambia (Republic of) 14.00% 2032	5,700	451
		3,124
Sri Lankan rupees 0.00%
Sri Lanka (Democratic Socialist Republic of), Series A, 11.50% 2021	LKR50,000	337
U.S. dollars 39.25%
3M Co. 2.25% 2023	$2,870	2,787
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,979
Abbott Laboratories 2.35% 2019	1,511	1,498
Abbott Laboratories 2.90% 2021	2,825	2,800
Abbott Laboratories 3.40% 2023	4,475	4,447
Abbott Laboratories 3.75% 2026	5,665	5,641
Abbott Laboratories 4.90% 2046	1,500	1,648
AbbVie Inc. 1.80% 2018	2,700	2,698
AbbVie Inc. 2.50% 2020	4,425	4,369
AbbVie Inc. 2.90% 2022	9,060	8,857
AbbVie Inc. 3.20% 2022	1,335	1,319
AbbVie Inc. 3.60% 2025	7,435	7,335
AbbVie Inc. 3.20% 2026	6,838	6,516
AbbVie Inc. 4.50% 2035	1,860	1,908
AbbVie Inc. 4.45% 2046	3,395	3,384
Abu Dhabi (Emirate of) 2.50% 2022[3]	10,600	10,226
Abu Dhabi (Emirate of) 3.125% 2027[3]	10,600	10,036
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	2,000	2,158
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	20,735	20,540
ACE INA Holdings Inc. 2.30% 2020	2,555	2,517
ACE INA Holdings Inc. 2.875% 2022	4,860	4,816
ACE INA Holdings Inc. 3.35% 2026	3,960	3,897
AES Corp. 5.50% 2025	2,232	2,318
AES Corp. 6.00% 2026	1,475	1,560
Aetna Inc. 1.70% 2018	1,495	1,493
Aker BP ASA 5.875% 2025[3]	225	228
Aleris International, Inc. 7.875% 2020	575	569
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	786
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,366
Alexandria Real Estate Equities, Inc. 3.95% 2028	550	538
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	305
Capital World Bond Fund — Page 7 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.00% 2020	$14,460	$14,391
Allergan PLC 3.45% 2022	9,170	9,097
Allergan PLC 3.80% 2025	3,800	3,738
Allergan PLC 4.75% 2045	3,800	3,731
Alliant Energy Corporation 3.25% 2024	7,500	7,394
Allison Transmission Holdings, Inc. 5.00% 2024[3]	1,425	1,416
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.234% 2025[1,4,5]	1,000	993
Altria Group, Inc. 2.625% 2020	13,200	13,124
Altria Group, Inc. 2.625% 2026	2,500	2,307
Altria Group, Inc. 4.50% 2043	4,250	4,311
Amazon.com, Inc. 3.15% 2027[3]	170	164
Amazon.com, Inc. 3.875% 2037[3]	250	249
Amazon.com, Inc. 4.05% 2047[3]	320	319
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,350	1,355
American Campus Communities, Inc. 3.35% 2020	2,000	2,003
American Campus Communities, Inc. 3.75% 2023	3,090	3,092
American Campus Communities, Inc. 4.125% 2024	1,945	1,953
American Campus Communities, Inc. 3.625% 2027	1,375	1,310
American Electric Power Co., Inc. 3.20% 2027	250	239
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.287% 2019[3,4]	350	317
American Energy (Permian Basin) 7.125% 2020[3]	4,285	3,192
American Energy (Permian Basin) 7.375% 2021[3]	1,145	853
American Express Co. 2.20% 2020	2,000	1,951
American Honda Finance Corp. 1.65% 2021	1,420	1,362
American Honda Finance Corp. 2.60% 2022	3,000	2,944
American Honda Finance Corp. 3.50% 2028	4,000	4,030
American International Group, Inc. 3.90% 2026	4,975	4,929
American International Group, Inc. 4.20% 2028	1,000	1,012
American International Group, Inc. 4.80% 2045	1,500	1,541
Anadarko Petroleum Corp. 4.85% 2021	265	276
Anadarko Petroleum Corp. 5.55% 2026	6,375	6,966
Anadarko Petroleum Corp. 6.60% 2046	3,280	4,132
Andeavor Logistics LP 3.50% 2022	2,770	2,724
Andeavor Logistics LP 4.25% 2027	990	966
Andeavor Logistics LP 5.20% 2047	800	789
Anheuser-Busch InBev NV 2.65% 2021	7,000	6,949
Anheuser-Busch InBev NV 3.50% 2024	7,830	7,888
Anheuser-Busch InBev NV 3.65% 2026	5,070	5,045
Anheuser-Busch InBev NV 4.00% 2028	2,117	2,144
Anheuser-Busch InBev NV 4.95% 2042	450	489
Anheuser-Busch InBev NV 4.90% 2046	3,630	3,923
Anheuser-Busch InBev NV 4.60% 2048	1,149	1,189
Apple Inc. 2.30% 2022	3,000	2,922
Apple Inc. 2.50% 2022	4,860	4,786
Apple Inc. 2.90% 2027	8,500	8,095
Apple Inc. 3.00% 2027	5,000	4,791
Apple Inc. 3.20% 2027	1,500	1,466
Apple Inc. 3.35% 2027	4,340	4,290
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.302% 2025[1,4,5]	250	259
APT Pipelines Ltd. 4.20% 2025[3]	1,090	1,104
Argentine Republic 6.875% 2021	13,515	14,351
Argentine Republic 7.50% 2026	16,515	17,679
Argentine Republic 5.875% 2028	10,825	10,201
Argentine Republic 7.125% 2036	500	483
Argentine Republic 7.625% 2046	3,400	3,387
Capital World Bond Fund — Page 8 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Argentine Republic 6.875% 2048	$7,840	$7,169
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[4,6,7,8]	679	679
Associated Materials, LLC 9.00% 2024[3]	3,750	4,031
AT&T Inc. 3.90% 2027	5,308	5,351
AT&T Inc. 4.30% 2030[3]	919	917
AT&T Inc. 4.90% 2037	4,664	4,713
AT&T Inc. 5.15% 2050	6,957	7,042
Autoridad del Canal de Panama 4.95% 2035[1,3]	3,200	3,448
Avis Budget Group, Inc. 5.50% 2023	1,255	1,247
Avon Products, Inc. 7.875% 2022[3]	745	765
B&G Foods, Inc. 5.25% 2025	315	294
Bahrain (Kingdom of) 6.125% 2023	2,800	2,825
Ball Corp. 4.375% 2020	950	969
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	10,420	10,251
Bank of America Corp. 2.625% 2020	6,875	6,829
Bank of America Corp. 2.625% 2021	1,200	1,182
Bank of America Corp. 3.55% 2024	3,540	3,552
Bank of America Corp. (3-month USD-LIBOR + 0.77%) 2.557% 2026[4]	8,562	8,397
Bank of America Corp. 3.419% 2028[3]	11,624	11,140
Bank of America Corp. 3.593% 2028	6,923	6,727
Bank of America Corp. 3.97% 2029	7,931	7,956
Baxalta Inc. 4.00% 2025	1,920	1,919
Bayerische Motoren Werke AG 2.15% 2020[3]	2,000	1,971
Bayerische Motoren Werke AG 2.00% 2021[3]	2,000	1,928
Bayerische Motoren Werke AG 2.25% 2023[3]	1,000	947
Becton, Dickinson and Co. 2.675% 2019	1,568	1,558
Becton, Dickinson and Co. 2.894% 2022	3,630	3,524
Becton, Dickinson and Co. 3.734% 2024	5,427	5,341
Becton, Dickinson and Co. 3.70% 2027	5,905	5,708
Berkshire Hathaway Energy Co. 2.80% 2023[3]	2,000	1,961
Berkshire Hathaway Inc. 2.20% 2021	2,900	2,863
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,151
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[1,4,5]	590	594
Blackstone CQP Holdco LP 6.50% 2021[3,9]	11,400	11,514
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[3]	1,225	1,191
Boston Scientific Corp. 2.85% 2020	5,000	4,969
Boston Scientific Corp. 3.375% 2022	5,000	4,987
Brandywine Operating Partnership, LP 3.95% 2023	60	61
British American Tobacco International Finance PLC 2.75% 2020[3]	2,350	2,331
British American Tobacco PLC 2.297% 2020[3]	1,000	981
British American Tobacco PLC 2.764% 2022[3]	3,110	3,010
British American Tobacco PLC 3.557% 2027[3]	7,740	7,417
British American Tobacco PLC 4.54% 2047[3]	3,660	3,629
Broadcom Ltd. 3.00% 2022	15,000	14,728
Broadcom Ltd. 3.625% 2024	8,000	7,877
Broadcom Ltd. 3.875% 2027	25,000	24,336
Buenos Aires (City of) 8.95% 2021[1]	3,100	3,343
Cablevision Systems Corp. 6.75% 2021	3,700	3,862
Calpine Corp. 5.375% 2023	800	769
Calpine Corp. 5.25% 2026[3]	2,405	2,330
Canadian National Railway Co. 3.20% 2046	790	714
Canadian National Railway Co. 3.65% 2048	2,635	2,556
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,529
Canadian Natural Resources Ltd. 3.85% 2027	4,570	4,474
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,329
Capital World Bond Fund — Page 9 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	$2,450	$2,444
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,840	5,374
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	10,102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[3]	1,750	1,649
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	625	606
Cenovus Energy Inc. 3.00% 2022	1,312	1,265
Cenovus Energy Inc. 3.80% 2023	2,880	2,849
Cenovus Energy Inc. 4.25% 2027	7,560	7,378
Cenovus Energy Inc. 5.25% 2037	2,178	2,184
Cenovus Energy Inc. 5.40% 2047	3,890	3,923
Centene Corp. 4.75% 2022	5,505	5,601
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[1]	1,312	1,348
Centerpoint Energy, Inc., 2.50% 2022	2,970	2,880
CenturyLink, Inc. 6.75% 2023	3,175	3,104
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	2,324	2,370
CF Industries, Inc. 4.95% 2043	1,700	1,490
Chemours Co. 6.625% 2023	2,222	2,341
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.970% 2019[4]	425	424
Chesapeake Energy Corp. 4.875% 2022	3,000	2,790
Chesapeake Energy Corp. 8.00% 2025[3]	2,400	2,328
Chesapeake Energy Corp. 8.00% 2027[3]	2,800	2,681
Chevron Corp. 2.498% 2022	5,490	5,402
Chile (Republic of) 3.86% 2047	2,950	2,882
CIT Group Inc. 3.875% 2019	4,705	4,739
Citigroup Inc. 1.70% 2018	1,818	1,817
Citigroup Inc. 2.55% 2019	13,535	13,524
Citigroup Inc. 2.35% 2021	7,000	6,801
Citigroup Inc. 3.20% 2026	4,215	4,014
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,725	5,739
Cleveland-Cliffs Inc. 4.875% 2024[3]	1,020	992
Cleveland-Cliffs Inc. 5.75% 2025[3]	7,800	7,478
CMS Energy Corp. 8.75% 2019	437	465
CMS Energy Corp. 6.25% 2020	190	200
CMS Energy Corp. 3.60% 2025	575	570
CMS Energy Corp. 3.00% 2026	9,162	8,792
CMS Energy Corp. 3.45% 2027	3,928	3,816
Colbun SA 4.50% 2024[3]	1,800	1,847
Colbun SA 3.95% 2027[3]	2,445	2,365
Colombia (Republic of) 4.50% 2026	1,000	1,035
Columbia Pipeline Partners LP 2.45% 2018	2,700	2,698
Columbia Pipeline Partners LP 3.30% 2020	395	394
Comcast Corp. 4.00% 2048	5,745	5,459
Comision Federal de Electricidad 4.875% 2024[3]	3,500	3,609
Comision Federal de Electricidad 4.75% 2027[3]	865	870
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[1]	994	990
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.127% 2021[1,4,5]	914	820
Concordia Healthcare Corp. 9.50% 2022[3,10]	1,885	132
Concordia Healthcare Corp. 7.00% 2023[3,10]	3,575	259
CONSOL Energy Inc. 5.875% 2022	7,925	7,994
Constellation Brands, Inc. 2.25% 2020	7,000	6,853
Constellation Brands, Inc. 2.65% 2022	7,000	6,769
Constellation Brands, Inc. 2.70% 2022	250	243
Constellation Brands, Inc. 3.20% 2023	2,591	2,543
Constellation Brands, Inc. 3.50% 2027	3,430	3,304
Constellation Brands, Inc. 3.60% 2028	1,750	1,691
Capital World Bond Fund — Page 10 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.50% 2047	$225	$224
Constellation Brands, Inc. 4.10% 2048	750	698
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	60	61
Convey Park Energy LLC 7.50% 2025[3]	825	825
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,3]	6,725	6,729
Corporate Risk Holdings LLC 9.50% 2019[3]	4,059	4,252
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[3,6,7,11]	567	606
Costco Wholesale Corp. 2.15% 2021	4,000	3,931
Costco Wholesale Corp. 2.30% 2022	4,000	3,901
Costco Wholesale Corp. 2.75% 2024	2,000	1,951
Costco Wholesale Corp. 3.00% 2027	8,500	8,222
Crédit Agricole SA 4.375% 2025[3]	24,265	24,235
Credit Suisse Group AG 3.869% 2029[3]	14,875	14,415
CRH America, Inc. 3.875% 2025[3]	3,000	3,021
CRH America, Inc. 5.125% 2045[3]	3,000	3,263
CSX Corp. 3.80% 2028	7,170	7,158
CVR Partners, LP 9.25% 2023[3]	850	908
CVS Health Corp. 1.90% 2018	1,900	1,896
CVS Health Corp. 2.80% 2020	1,900	1,889
CVS Health Corp. 3.125% 2020	4,500	4,511
CVS Health Corp. 3.35% 2021	8,345	8,395
CVS Health Corp. 3.70% 2023	15,495	15,560
CVS Health Corp. 4.10% 2025	2,955	2,978
CVS Health Corp. 4.30% 2028	26,540	26,757
CVS Health Corp. 4.78% 2038	12,175	12,358
CVS Health Corp. 5.05% 2048	30,510	32,150
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	2,000	1,999
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	11,350	11,174
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	300	289
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	28,225	28,071
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	2,000	1,969
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,434
Danske Bank AS 2.70% 2022[3]	10,000	9,770
DaVita HealthCare Partners Inc. 5.00% 2025	1,610	1,560
DCP Midstream Operating LP 4.95% 2022	1,955	1,975
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,224
Deutsche Telekom International Finance BV 1.95% 2021[3]	3,050	2,926
Deutsche Telekom International Finance BV 2.485% 2023[3]	10,225	9,667
Deutsche Telekom International Finance BV 3.60% 2027[3]	6,703	6,588
Devon Energy Corp. 5.00% 2045	2,725	2,902
Diamond Offshore Drilling, Inc. 7.875% 2025	1,050	1,057
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,764
Dominican Republic 7.50% 2021[1,3]	10,500	11,192
Dominican Republic 5.50% 2025[3]	6,500	6,704
Dominican Republic 6.875% 2026	3,500	3,891
Dominican Republic 8.625% 2027[1,3]	1,000	1,188
Dominican Republic 7.45% 2044	430	488
Dominican Republic 6.85% 2045	1,570	1,698
Dominican Republic 6.85% 2045[3]	230	249
Dow Chemical Co. 4.125% 2021	4,000	4,116
Dow Chemical Co. 4.625% 2044	4,000	4,119
Duke Energy Corp. 3.95% 2023	821	838
Duke Energy Corp. 2.65% 2026	1,000	914
Duke Energy Corp. 3.75% 2046	1,537	1,397
EchoStar Corp. 6.625% 2026	1,025	1,028
Capital World Bond Fund — Page 11 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ecopetrol SA 5.875% 2023	$895	$960
Ecopetrol SA 5.875% 2045	2,553	2,527
Edison International 2.40% 2022	250	239
EDP Finance BV 4.125% 2020[3]	1,701	1,729
EDP Finance BV 5.25% 2021[3]	2,500	2,622
EDP Finance BV 3.625% 2024[3]	3,000	2,958
Egypt (Arab Republic of) 6.125% 2022[3]	750	777
Egypt (Arab Republic of) 5.875% 2025	2,000	2,014
Egypt (Arab Republic of) 7.50% 2027[3]	14,125	15,321
Electricité de France SA 3.625% 2025[3]	5,150	5,155
Electricité de France SA 4.875% 2044[3]	5,767	6,213
Electricité de France SA 4.95% 2045[3]	328	358
Electricité de France SA 5.25% 2049[3]	3,150	3,168
EMD Finance LLC 2.40% 2020[3]	9,685	9,583
EMD Finance LLC 2.95% 2022[3]	4,185	4,124
EMD Finance LLC 3.25% 2025[3]	9,975	9,708
Emera Inc. 6.75% 2076	5,000	5,425
Emera US Finance LP 4.75% 2046	6,667	6,705
Empresa Nacional de Electricidad SA 4.25% 2024	2,700	2,743
ENA Norte Trust 4.95% 2028[1,3]	5,404	5,554
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,445
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,899
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,574
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,310
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,145
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,327
Enbridge Inc. 4.25% 2026	80	80
Endo International PLC 5.75% 2022[3]	2,425	2,001
Endo International PLC 6.00% 2025[3]	1,320	954
Enel Finance International SA 2.75% 2023[3]	21,600	20,890
Enel Finance International SA 3.50% 2028[3]	9,800	9,185
Enel Finance International SA 6.00% 2039[3]	4,740	5,577
Enel Società per Azioni 8.75% 2073[3]	10,000	11,888
Energy Transfer Partners, LP 5.875% 2024	2,175	2,251
Energy Transfer Partners, LP 4.00% 2027	2,262	2,146
Energy Transfer Partners, LP 4.20% 2027	21,475	20,757
Energy Transfer Partners, LP 5.50% 2027	2,070	2,080
Energy Transfer Partners, LP 5.30% 2047	550	517
Energy Transfer Partners, LP 5.40% 2047	2,271	2,168
Enersis Américas SA 4.00% 2026	100	98
EnLink Midstream Partners, LP 2.70% 2019	495	492
EnLink Midstream Partners, LP 4.40% 2024	845	845
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,104
EnLink Midstream Partners, LP 4.85% 2026	6,000	6,068
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,314
EnLink Midstream Partners, LP 5.45% 2047	940	925
Ensco PLC 7.75% 2026	1,475	1,357
Ensco PLC 5.75% 2044	3,380	2,324
Entergy Louisiana, LLC 3.30% 2022	668	665
Envision Healthcare Corp. 5.125% 2022[3]	565	565
EPR Properties 4.75% 2026	1,475	1,478
EQT Corp. 3.90% 2027	4,225	4,054
Equinix, Inc. 5.375% 2027	575	585
Essex Portfolio LP 3.625% 2022	1,420	1,430
Essex Portfolio LP 3.25% 2023	3,370	3,320
Capital World Bond Fund — Page 12 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.875% 2024	$3,360	$3,383
Euramax International, Inc. 12.00% 2020[3]	1,800	1,913
European Investment Bank 2.25% 2022	14,420	14,150
Exelon Corp. 3.497% 2022	5,000	4,955
Exelon Corp. 3.95% 2025	528	530
Export Credit Bank of Turkey 5.375% 2021[3]	4,660	4,693
Export-Import Bank of India 3.125% 2021	2,950	2,917
Extraction Oil & Gas, Inc. 5.625% 2026[3]	1,200	1,136
Fannie Mae 3.00% 2033[1,12]	16,200	16,154
Fannie Mae 6.00% 2035[1]	44	49
Fannie Mae 5.50% 2038[1]	1,205	1,324
Fannie Mae 4.00% 2046[1]	5,335	5,479
Fannie Mae 4.00% 2046[1]	1,670	1,715
Fannie Mae 6.50% 2047[1]	72	78
Fannie Mae 6.50% 2047[1]	39	42
Fannie Mae 6.50% 2047[1]	29	31
Fannie Mae 7.00% 2047[1]	39	43
Fannie Mae 3.50% 2048[1,12]	30,500	30,457
Fannie Mae 4.00% 2048[1,12]	60,250	61,699
Fannie Mae, Series 2001-4, Class GA, 9.237% 2025[1,4]	1	1
Fannie Mae, Series 2012-M17, Class A2, Multi Family 2.184% 2022[1]	3,500	3,394
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 2022[1]	3,173	3,131
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	540	456
First Data Corp. 5.375% 2023[3]	1,000	1,020
First Data Corp. 5.00% 2024[3]	900	903
First Quantum Minerals Ltd. 7.00% 2021[3]	4,767	4,788
First Quantum Minerals Ltd. 7.25% 2022[3]	200	201
First Quantum Minerals Ltd. 7.50% 2025[3]	4,900	4,830
First Quantum Minerals Ltd. 6.875% 2026[3]	1,625	1,548
FirstEnergy Corp. 2.85% 2022	2,638	2,560
FirstEnergy Corp. 3.90% 2027	11,500	11,308
FirstEnergy Corp. 3.50% 2028[3]	2,500	2,393
FirstEnergy Corp., Series B, 4.25% 2023	2,752	2,820
FMG Resources 9.75% 2022[3]	3,130	3,451
Ford Motor Co. 4.346% 2026	2,000	1,978
Ford Motor Credit Co. 2.375% 2019	15,325	15,245
Ford Motor Credit Co. 2.597% 2019	8,485	8,420
Ford Motor Credit Co. 3.339% 2022	1,000	984
Ford Motor Credit Co. 3.815% 2027	3,000	2,824
France Télécom 9.00% 2031	5,390	7,899
Freddie Mac 6.00% 2038[1]	43	48
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	989	886
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	127	109
Freeport-McMoRan Inc. 3.55% 2022	4,286	4,157
Frontier Communications Corp. 10.50% 2022	1,165	980
Frontier Communications Corp. 11.00% 2025	6,475	4,885
Frontier Communications Corp. 8.50% 2026[3]	650	632
Gazprom OJSC 5.999% 2021[3]	3,900	4,101
General Motors Co. 6.60% 2036	815	936
General Motors Co. 6.75% 2046	4,955	5,763
General Motors Financial Co. 3.70% 2020	2,000	2,020
General Motors Financial Co. 3.50% 2024	3,145	3,039
General Motors Financial Co. 4.00% 2026	2,000	1,943
Genesis Energy, LP 6.75% 2022	1,475	1,521
Genesis Energy, LP 6.50% 2025	1,120	1,103
Capital World Bond Fund — Page 13 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	$250	$278
Ghana (Republic of) 8.125% 2026[1]	1,500	1,613
Gogo Inc. 12.50% 2022[3]	6,075	6,850
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,941
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,252
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,605
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,111
Goldman Sachs Group, Inc. 3.20% 2023	1,387	1,368
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,337
Goldman Sachs Group, Inc. 3.75% 2026	1,958	1,926
Goldman Sachs Group, Inc. 3.814% 2029	14,684	14,437
Government National Mortgage Assn. 4.00% 2045[1]	11,752	12,166
Government National Mortgage Assn. 4.50% 2048[1,12]	23,300	24,178
Great Plains Energy Inc. 3.65% 2025	1,468	1,474
Great Plains Energy Inc. 4.20% 2047	1,467	1,472
Great Plains Energy Inc. 4.20% 2048	2,500	2,581
Groupe BPCE SA 5.70% 2023[3]	17,596	18,888
Groupe BPCE SA 5.15% 2024[3]	5,000	5,225
Groupe BPCE SA 4.50% 2025[3]	6,325	6,357
Guatemala (Republic of) 4.50% 2026	1,307	1,297
Guatemala (Republic of) 4.375% 2027	1,193	1,163
Guatemala (Republic of) 4.875% 2028	4,400	4,408
H.I.G. Capital, LLC 6.75% 2024[3]	968	964
Halliburton Co. 3.80% 2025	2,255	2,268
Halliburton Co. 4.85% 2035	390	421
Halliburton Co. 5.00% 2045	650	713
Hanesbrands Inc. 4.625% 2024[3]	270	266
Hanesbrands Inc. 4.875% 2026[3]	1,105	1,077
Hardwoods Acquisition Inc. 7.50% 2021[3]	989	905
Harris Corp. 1.999% 2018	3,100	3,099
Harris Corp. 2.70% 2020	680	674
Hartford Financial Services Group, Inc. 4.40% 2048	900	921
HCA Inc. 5.25% 2026	350	355
Healthsouth Corp. 5.75% 2025	2,230	2,286
Hertz Global Holdings Inc. 7.625% 2022[3]	2,725	2,762
Holcim Ltd. 6.00% 2019[3]	3,222	3,378
Holcim Ltd. 5.15% 2023[3]	2,500	2,634
Home Depot, Inc. 2.80% 2027	3,820	3,617
Home Depot, Inc. 3.90% 2047	3,700	3,684
Honduras (Republic of) 6.25% 2027[3]	4,575	4,859
Honduras (Republic of) 6.25% 2027	600	637
Hospitality Properties Trust 5.00% 2022	250	260
Hospitality Properties Trust 4.50% 2023	690	705
Hospitality Properties Trust 4.50% 2025	935	946
Hospitality Properties Trust 3.95% 2028	2,240	2,103
Host Hotels & Resorts LP 4.50% 2026	175	177
HSBC Holdings PLC 4.00% 2022	475	487
HSBC Holdings PLC 4.30% 2026	5,835	5,989
HSBC Holdings PLC 4.041% 2028	14,040	14,037
Hungary 5.375% 2024	25,400	27,717
Huntsman International LLC 4.875% 2020	1,840	1,881
Hyundai Capital America 2.55% 2020[3]	12,055	11,872
Hyundai Capital America 3.00% 2020[3]	2,000	1,982
Hyundai Capital America 3.25% 2022[3]	2,104	2,068
Iberdrola Finance Ireland 5.00% 2019[3]	5,000	5,139
Capital World Bond Fund — Page 14 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 6.25% 2022	$1,700	$1,734
Imperial Tobacco Finance PLC 3.50% 2023[3]	9,050	8,956
Indonesia (Republic of) 4.875% 2021	4,300	4,492
Indonesia (Republic of) 3.75% 2022	16,525	16,584
Indonesia (Republic of) 3.375% 2023	2,600	2,552
Indonesia (Republic of) 4.75% 2026	21,600	22,615
Indonesia (Republic of) 6.75% 2044	950	1,196
Indonesia (Republic of) 6.75% 2044[3]	925	1,165
Infor Software 7.125% 2021[3,11]	525	532
Inmarsat PLC 4.875% 2022[3]	3,575	3,495
Inmarsat PLC 6.50% 2024[3]	1,425	1,450
Intelsat Jackson Holding Co. 7.50% 2021	1,145	1,042
Intelsat Jackson Holding Co. 6.625% 2024[1,5]	575	585
Intelsat Jackson Holding Co. 8.00% 2024[3]	1,750	1,844
Intesa Sanpaolo SpA 5.017% 2024[3]	16,925	16,709
IPALCO Enterprises, Inc. 3.70% 2024	275	269
Iraq (Republic of) 6.752% 2023[3]	4,800	4,883
Iron Mountain Inc. 4.875% 2027[3]	730	681
Jaguar Holding Co. 6.375% 2023[3]	650	659
Johnson & Johnson 2.90% 2028	8,600	8,270
Johnson & Johnson 3.50% 2048	1,940	1,850
Jonah Energy LLC 7.25% 2025[3]	625	566
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	325	328
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	6,390	6,232
JPMorgan Chase & Co. 2.40% 2021	2,200	2,150
JPMorgan Chase & Co. 2.55% 2021	11,700	11,518
JPMorgan Chase & Co. 2.70% 2023	17,538	16,926
JPMorgan Chase & Co. 3.125% 2025	1,100	1,061
JPMorgan Chase & Co. 3.509% 2029	5,215	5,065
Jupiter Resources Inc. 8.50% 2022[3]	625	291
Kazakhstan (Republic of) 3.875% 2024	575	584
Kazakhstan (Republic of) 4.875% 2044	550	550
Kazakhstan (Republic of) 6.50% 2045	1,200	1,452
Kenya (Republic of) 6.875% 2024[3]	1,915	2,005
Kenya (Republic of) 6.875% 2024	1,400	1,466
KfW 2.125% 2022	19,569	19,121
Kimco Realty Corp. 6.875% 2019	6,875	7,268
Kinder Morgan 3.15% 2023	1,750	1,705
Kinder Morgan Energy Partners, LP 2.65% 2019	670	668
Kinder Morgan Energy Partners, LP 3.50% 2023	750	735
Kinder Morgan Energy Partners, LP 4.15% 2024	2,035	2,044
Kinder Morgan Finance Co. 5.05% 2046	3,413	3,354
Kinder Morgan, Inc. 4.30% 2028	8,095	8,078
Kinetic Concepts, Inc. 12.50% 2021[3]	1,000	1,135
Korea Housing Finance Corp. 2.50% 2020[1,3]	10,700	10,501
Korea Housing Finance Corp. 2.00% 2021[1,3]	12,275	11,738
Kratos Defense & Security Solutions, Inc. 6.50% 2025[3]	255	264
Kroger Co. 6.80% 2018	1,000	1,028
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[1,4,5]	1,275	1,325
Kuwait (State of) 2.75% 2022[3]	16,650	16,338
Laboratory Corporation of America Holdings 3.60% 2027	7,500	7,266
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[1,4]	116	116
Leucadia National Corp. 5.50% 2023	1,375	1,415
Liberty Global PLC 5.50% 2028[3]	1,150	1,064
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[1,4,5,11]	4,974	4,471
Capital World Bond Fund — Page 15 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lima Metro Line Finance Ltd. 5.875% 2034[1,3]	$9,385	$9,725
Limited Brands, Inc. 5.25% 2028	475	448
Limited Brands, Inc. 6.875% 2035	350	341
Lithuania (Republic of) 7.375% 2020	9,400	10,186
Lithuania (Republic of) 6.625% 2022[3]	2,000	2,251
Lloyds Banking Group PLC 3.75% 2027	14,070	13,627
Lloyds Banking Group PLC 4.375% 2028	1,150	1,163
Lockheed Martin Corp. 2.50% 2020	940	932
Lockheed Martin Corp. 3.10% 2023	740	736
Lockheed Martin Corp. 3.55% 2026	7,190	7,138
LSC Communications, Inc. 8.75% 2023[3]	1,425	1,472
LYB International Finance BV 3.50% 2027	7,500	7,207
Mallinckrodt PLC 4.875% 2020[3]	2,260	2,158
Marathon Oil Corp. 4.40% 2027	4,570	4,646
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[1,4,5]	1,233	1,247
McDonald’s Corp. 3.35% 2023	7,160	7,205
McDonald’s Corp. 3.50% 2027	2,200	2,178
McDonald’s Corp. 3.80% 2028	740	750
McDonald’s Corp. 4.875% 2045	1,525	1,659
McDonald’s Corp. 4.45% 2047	2,345	2,431
Medtronic, Inc. 4.625% 2045	3,000	3,288
Meredith Corp. 6.875% 2026[3]	700	720
Meritage Homes Corp. 5.125% 2027	1,125	1,066
MetLife, Inc. 4.60% 2046	1,025	1,073
MetLife, Inc. 2.40% 2021[3]	2,000	1,966
MetLife, Inc. 3.00% 2027[3]	2,500	2,362
MetroPCS Wireless, Inc. 6.625% 2023	1,625	1,679
Metropolitan Life Global Funding I 3.45% 2026[3]	2,310	2,257
Microsoft Corp. 3.30% 2027	11,170	11,095
MidAmerican Energy Co. 3.65% 2048	63	61
Mississippi Power Co. 3.95% 2028	5,700	5,743
Mississippi Power Co. 4.25% 2042	7,000	6,864
Molina Healthcare, Inc. 5.375% 2022	3,760	3,732
Molina Healthcare, Inc. 4.875% 2025[3]	1,325	1,242
Molson Coors Brewing Co. 2.10% 2021	5,000	4,801
Molson Coors Brewing Co. 3.00% 2026	3,300	3,054
Molson Coors Brewing Co. 4.20% 2046	1,600	1,516
Morgan Stanley 3.125% 2023	5,450	5,376
Morgan Stanley 3.625% 2027	15,938	15,608
Morocco (Kingdom of) 4.25% 2022	5,700	5,828
Morocco (Kingdom of) 4.25% 2022[3]	2,500	2,556
Morocco (Kingdom of) 5.50% 2042	10,000	10,668
Morocco (Kingdom of) 5.50% 2042[3]	1,500	1,600
Mosaic Co. 3.25% 2022	1,750	1,715
Mosaic Co. 4.05% 2027	2,000	1,953
MPLX LP 4.125% 2027	2,005	1,995
MPLX LP 4.00% 2028	670	662
MPLX LP 5.20% 2047	170	178
MPLX LP 4.70% 2048	1,000	983
National Grid Plc 3.15% 2027[3]	1,105	1,059
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,395
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,428	1,403
Nationwide Building Society 3.766% 2024[3]	10,000	9,980
Navient Corp. 4.875% 2019	2,500	2,526
Navient Corp. 6.50% 2022	1,990	2,060
Capital World Bond Fund — Page 16 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.50% 2023	$3,640	$3,590
Navient Corp. 6.125% 2024	240	240
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.405% 2018[3,4]	4,985	4,986
NBC Universal Enterprise, Inc. 5.25% 2049[3]	9,315	9,688
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.941% 2020[1,4,5]	457	396
New York Life Global Funding 2.30% 2022[3]	5,000	4,833
New York Life Global Funding 3.00% 2028[3]	3,000	2,859
New York State Electric & Gas Corp. 3.25% 2026[3]	3,000	2,925
Newell Rubbermaid Inc. 3.15% 2021	4,155	4,119
Newell Rubbermaid Inc. 3.85% 2023	2,590	2,587
NGL Energy Partners LP 6.875% 2021	3,315	3,319
NGL Energy Partners LP 6.125% 2025	3,060	2,930
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,000	2,006
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,905	5,112
Nigeria (Republic of) 6.375% 2023	4,925	5,190
Nigeria (Republic of) 6.50% 2027[3]	1,965	1,995
Noble Corp. PLC 7.70% 2025	800	712
Noble Corp. PLC 8.70% 2045	2,200	1,826
Noble Energy, Inc. 4.95% 2047	6,445	6,729
Northrop Grumman Corp. 2.55% 2022	1,195	1,159
Northrop Grumman Corp. 3.25% 2028	6,745	6,447
Northrop Grumman Corp. 4.03% 2047	475	457
Nova Chemicals Corp. 5.25% 2027[3]	1,575	1,500
Novelis Corp. 5.875% 2026[3]	1,125	1,111
NRG Energy, Inc. 6.25% 2022	1,700	1,759
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[1,3,11]	1,168	348
Oracle Corp. 1.90% 2021	6,000	5,794
Oracle Corp. 2.95% 2024	1,500	1,460
Oracle Corp. 3.25% 2027	18,380	17,938
Pacific Gas and Electric Co. 2.45% 2022	183	175
Pacific Gas and Electric Co. 3.25% 2023	5,408	5,326
Pacific Gas and Electric Co. 3.40% 2024	4,356	4,277
Pacific Gas and Electric Co. 3.75% 2024	2,623	2,628
Pacific Gas and Electric Co. 3.50% 2025	3,983	3,891
Pacific Gas and Electric Co. 2.95% 2026	3,124	2,922
Pacific Gas and Electric Co. 3.30% 2027	9,523	9,055
Pacific Gas and Electric Co. 3.30% 2027[3]	1,625	1,540
Pacific Gas and Electric Co. 3.95% 2047[3]	5,370	4,984
Pakistan (Islamic Republic of) 5.50% 2021[3]	15,680	15,436
Pakistan (Islamic Republic of) 8.25% 2024	10,000	10,453
Pakistan (Islamic Republic of) 8.25% 2025	6,700	6,994
Panama (Republic of) 4.50% 2047[1]	6,800	6,919
Paraguay (Republic of) 5.60% 2048[3]	13,405	13,673
Peabody Energy Corp. 6.00% 2022[3]	500	512
Peabody Energy Corp. 6.375% 2025[3]	325	338
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,935	2,004
Pennsylvania Electric Co. 3.25% 2028[3]	2,500	2,356
Pernod Ricard SA 4.45% 2022[3]	11,465	11,910
Peru (Republic of) 4.125% 2027	4,000	4,192
Peru (Republic of) 5.625% 2050	1,275	1,536
Petrobras Global Finance Co. 8.375% 2021	289	330
Petrobras Global Finance Co. 6.125% 2022	9,815	10,512
Petrobras Global Finance Co. 5.299% 2025[3]	7,100	7,020
Petrobras Global Finance Co. 8.75% 2026	5,950	6,999
Petrobras Global Finance Co. 5.999% 2028[3]	3,900	3,866
Capital World Bond Fund — Page 17 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.85% 2115	$9,100	$8,645
Petróleos Mexicanos 5.375% 2022	535	556
Petróleos Mexicanos 6.375% 2045	7,000	6,822
Petróleos Mexicanos 6.375% 2021	340	363
Petróleos Mexicanos 6.875% 2026	4,340	4,762
Petróleos Mexicanos 6.50% 2027	2,930	3,133
Petróleos Mexicanos 6.75% 2047	3,760	3,814
Petróleos Mexicanos 6.35% 2048[3]	7,758	7,535
Petsmart, Inc. 5.875% 2025[3]	6,540	4,758
Petsmart, Inc. 8.875% 2025[3]	3,310	1,903
Philip Morris International Inc. 2.50% 2022	2,000	1,933
Philip Morris International Inc. 3.125% 2028	2,000	1,921
Philip Morris International Inc. 4.25% 2044	2,500	2,509
Philippines (Republic of the) 3.00% 2028	2,188	2,088
Phillips 66 Partners LP 3.605% 2025	275	269
Phillips 66 Partners LP 3.55% 2026	1,475	1,405
Phillips 66 Partners LP 3.75% 2028	825	797
Phillips 66 3.90% 2028	1,850	1,846
Phillips 66 4.875% 2044	975	1,042
Phillips 66 Partners LP 4.68% 2045	565	552
Phillips 66 Partners LP 4.90% 2046	185	186
Pioneer Natural Resources Co. 3.45% 2021	350	352
Pisces Parent, LLC 8.00% 2026[3]	770	770
Ply Gem Industries, Inc. 6.50% 2022	1,050	1,085
PNC Bank 2.40% 2019	8,000	7,951
PNC Bank 2.30% 2020	3,820	3,763
PNC Bank 2.60% 2020	1,250	1,240
Poland (Republic of) 3.25% 2026	8,800	8,742
Praxair, Inc. 3.00% 2021	450	451
Progress Energy, Inc. 7.05% 2019	4,380	4,546
Progress Energy, Inc. 7.00% 2031	300	391
Progress Energy, Inc. 7.75% 2031	844	1,151
Prudential Financial, Inc. 5.625% 2043	2,550	2,675
Prudential Financial, Inc. 3.905% 2047[3]	250	235
Public Service Co. of Colorado 3.20% 2020	595	600
Public Service Enterprise Group Inc. 2.00% 2021	1,840	1,756
Public Service Enterprise Group Inc. 2.65% 2022	8,000	7,782
Public Storage 3.094% 2027	1,350	1,297
Puget Energy, Inc. 6.50% 2020	1,475	1,592
Puget Energy, Inc. 6.00% 2021	4,629	5,024
Puget Energy, Inc. 5.625% 2022	2,120	2,280
Qatar (State of) 4.50% 2022[3]	3,500	3,617
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	1,125	1,103
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,3,11]	5,358	2,612
Quebec (Province of) 2.375% 2022	7,071	6,952
Quintiles Transnational Corp. 4.875% 2023[3]	1,610	1,648
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,824
R.R. Donnelley & Sons Co. 6.50% 2023	1,050	1,040
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,3]	8,000	8,755
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,390	1,369
RCI Banque 3.50% 2018[3]	9,400	9,400
Reckitt Benckiser Group PLC 2.75% 2024[3]	3,165	3,019
Reynolds American Inc. 2.30% 2018	1,020	1,020
Reynolds American Inc. 3.25% 2020	11,130	11,136
Reynolds American Inc. 4.00% 2022	2,010	2,046
Capital World Bond Fund — Page 18 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$9,155	$9,427
Reynolds American Inc. 5.85% 2045	3,540	4,150
Reynolds Group Inc. 5.75% 2020[1]	1,182	1,199
Rio Tinto Finance PLC 3.75% 2025	550	560
Roche Holdings, Inc. 2.25% 2019[3]	375	373
Roche Holdings, Inc. 2.875% 2021[3]	300	299
Roche Holdings, Inc. 3.35% 2024[3]	7,600	7,638
Roche Holdings, Inc. 3.00% 2025[3]	2,675	2,617
Roche Holdings, Inc. 2.375% 2027[3]	10,600	9,758
Royal Dutch Shell PLC 1.375% 2019	9,000	8,840
Royal Dutch Shell PLC 1.75% 2021	955	916
Royal Dutch Shell PLC 3.75% 2046	1,270	1,225
Russian Federation 4.375% 2029[3]	400	395
Russian Federation 5.25% 2047	2,800	2,802
Russian Federation 5.25% 2047[3]	400	400
Ryerson Inc. 11.00% 2022[3]	2,575	2,845
Sabine Pass Liquefaction, LLC 5.625% 2025	8,180	8,797
Sabine Pass Liquefaction, LLC 5.00% 2027	2,480	2,577
Sabine Pass Liquefaction, LLC 4.20% 2028	830	818
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,670	1,660
Saudi Arabia (Kingdom of) 2.894% 2022[3]	8,800	8,573
Saudi Arabia (Kingdom of) 3.628% 2027[3]	8,800	8,471
Saudi Arabia (Kingdom of) 3.625% 2028[3]	16,280	15,487
SCANA Corp. 6.25% 2020	270	281
SCANA Corp. 4.75% 2021	11,000	11,170
SCANA Corp. 4.125% 2022	5,087	5,055
Scentre Group 2.375% 2021[3]	1,425	1,388
Scentre Group 3.25% 2025[3]	1,395	1,340
Scentre Group 3.50% 2025[3]	3,800	3,752
Scentre Group 3.75% 2027[3]	2,020	1,992
Schlumberger BV 4.00% 2025[3]	6,255	6,367
Shelf Drilling, Ltd. 8.25% 2025[3]	975	981
Sherwin-Williams Co. 2.75% 2022	5,000	4,873
Sherwin-Williams Co. 3.45% 2027	6,750	6,464
Sherwin-Williams Co. 4.50% 2047	1,500	1,496
Shire PLC 1.90% 2019	9,000	8,854
Shire PLC 2.40% 2021	21,065	20,351
Shire PLC 2.875% 2023	4,625	4,419
Shire PLC 3.20% 2026	1,690	1,578
Siemens AG 2.70% 2022[3]	1,780	1,752
Siemens AG 2.35% 2026[3]	8,881	8,129
Sirius XM Radio Inc. 3.875% 2022[3]	950	917
SM Energy Co. 6.50% 2021	550	557
SM Energy Co. 5.625% 2025	1,350	1,286
SoftBank Group Corp. 4.50% 2020[3]	5,300	5,418
South Carolina Electric & Gas Co. 5.30% 2033	3,434	3,814
South Carolina Electric & Gas Co. 5.45% 2041	8,799	9,941
South Carolina Electric & Gas Co. 4.35% 2042	534	533
Southwestern Energy Co. 4.10% 2022	4,390	4,225
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,313
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	400	400
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	2,061
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	2,107	2,078
Staples Inc. 8.50% 2025[3]	600	557
Starbucks Corp. 2.20% 2020	610	602
Capital World Bond Fund — Page 19 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 3.10% 2023	$5,378	$5,392
Starbucks Corp. 4.30% 2045	1,700	1,778
Starbucks Corp. 3.75% 2047	1,500	1,448
Starwood Property Trust, Inc. 5.00% 2021	1,125	1,150
State Grid Overseas Investment Ltd. 3.50% 2027[3]	27,805	26,823
State Grid Overseas Investment Ltd. 3.50% 2027	3,875	3,738
Statoil ASA 3.25% 2024	750	743
Sunoco LP 4.875% 2023[3]	400	387
Sweden (Kingdom of) 1.125% 2019[3]	11,760	11,540
Talen Energy Corp. 9.50% 2022[3]	1,145	1,116
Talen Energy Corp. 10.50% 2026[3]	270	233
Tampa Electric Co. 2.60% 2022	1,436	1,397
Targa Resources Partners LP 4.125% 2019	2,325	2,337
Targa Resources Partners LP 6.75% 2024	825	876
TC PipeLines, LP 4.375% 2025	522	527
Team Health Holdings, Inc. 6.375% 2025[3]	1,910	1,648
Teco Finance, Inc. 5.15% 2020	2,570	2,662
Teekay Corp. 8.50% 2020	6,334	6,587
Tenet Healthcare Corp. 4.75% 2020	1,050	1,063
Tenet Healthcare Corp. 6.00% 2020	1,270	1,318
Tenet Healthcare Corp. 4.375% 2021	550	543
Tenet Healthcare Corp. 4.50% 2021	6,200	6,177
Tenet Healthcare Corp. 4.625% 2024[3]	1,399	1,350
Teva Pharmaceutical Finance Company BV 2.20% 2021	550	496
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,330	7,912
Teva Pharmaceutical Finance Company BV 6.00% 2024[3]	730	710
Teva Pharmaceutical Finance Company BV 3.15% 2026	17,205	13,828
Teva Pharmaceutical Finance Company BV 6.75% 2028[3]	350	346
Teva Pharmaceutical Finance Company BV 4.10% 2046	27,720	20,427
The Connecticut Light and Power Co. 4.00% 2048	3,000	3,070
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,719
Thomson Reuters Corp. 4.30% 2023	4,250	4,353
Thomson Reuters Corp. 5.65% 2043	2,980	3,414
T-Mobile US, Inc. 6.50% 2026	550	586
Total Capital International 2.875% 2022	1,115	1,109
Toyota Motor Credit Corp. 1.55% 2019	300	295
Toyota Motor Credit Corp. 1.70% 2019	3,000	2,979
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,459
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,925
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,762
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,509
TransCanada Corp. 6.50% 2018	5,000	5,073
TransCanada Corp. 7.125% 2019	3,035	3,142
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	650	668
Transocean Inc. 9.00% 2023[3]	938	1,001
Transportadora de Gas Peru SA 4.25% 2028[1,3]	625	624
Travelers Companies, Inc. 4.00% 2047	2,195	2,191
Trilogy International Partners, LLC 8.875% 2022[3]	3,200	3,288
Turkey (Republic of) 6.25% 2022	7,285	7,728
Turkey (Republic of) 4.875% 2026	2,000	1,889
Turkey (Republic of) 6.00% 2027	200	203
U.S. Treasury 1.25% 2020	1,525	1,496
U.S. Treasury 1.375% 2020	39,900	38,987
U.S. Treasury 1.625% 2020	92,900	91,241
U.S. Treasury 1.125% 2021[13]	169,275	163,278
Capital World Bond Fund — Page 20 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2021	$4,100	$3,928
U.S. Treasury 1.75% 2021	24,000	23,394
U.S. Treasury 2.00% 2021[13]	129,000	127,096
U.S. Treasury 2.125% 2021	8,900	8,800
U.S. Treasury 1.875% 2022	35,000	34,063
U.S. Treasury 2.00% 2022	49,600	48,418
U.S. Treasury 2.00% 2022	15,000	14,650
U.S. Treasury 2.125% 2022	206,135	202,190
U.S. Treasury 1.375% 2023	25,700	24,121
U.S. Treasury 1.375% 2023	6,900	6,467
U.S. Treasury 2.375% 2023	175,750	174,328
U.S. Treasury 2.50% 2023	8,578	8,553
U.S. Treasury 2.625% 2023	54,100	54,271
U.S. Treasury 1.875% 2024	11,450	10,925
U.S. Treasury 2.00% 2026	109,145	102,995
U.S. Treasury 2.25% 2027	88,200	84,525
U.S. Treasury 2.25% 2027	20,675	19,834
U.S. Treasury 2.75% 2028	129,475	129,597
U.S. Treasury 2.75% 2047	94,676	90,462
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,754	28,111
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	161,583	162,549
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	30,699	30,042
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	27,694	27,367
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	7,231	8,102
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	51,315	51,352
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	15,697	15,313
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	43,555	48,450
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	3,031	2,923
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	83,840	85,883
UDR, Inc. 3.50% 2028	3,720	3,562
Ukraine Government 7.75% 2022	1,200	1,256
Ukraine Government 7.75% 2027	2,300	2,357
Ukraine Government 7.375% 2032[1,3]	1,010	976
Ultra Petroleum Corp. 6.875% 2022[3]	2,015	1,761
Ultra Petroleum Corp. 7.125% 2025[3]	750	618
UniCredit SPA 4.625% 2027[3]	17,805	18,009
UniCredit SPA 5.861% 2032[3]	24,255	24,685
Unisys Corp. 10.75% 2022[3]	1,300	1,467
United Technologies Corp. 2.30% 2022	5,000	4,818
United Technologies Corp. 3.125% 2027	5,000	4,725
UnitedHealth Group Inc. 2.70% 2020	2,330	2,320
UnitedHealth Group Inc. 2.125% 2021	10,000	9,754
UnitedHealth Group Inc. 3.75% 2025	2,160	2,189
USA Compression Partners, LP 6.875% 2026[3]	325	331
Vale SA 6.25% 2026	7,565	8,494
Vale SA 6.875% 2039	2,900	3,451
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	8,600	7,454
Valeant Pharmaceuticals International, Inc. 9.00% 2025[3]	455	454
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	1,735	1,733
Valero Energy Partners LP 4.375% 2026	2,855	2,854
VEB Finance Ltd. 6.902% 2020[3]	6,600	7,017
Venator Materials Corp. 5.75% 2025[3]	435	436
Verizon Communications Inc. 4.272% 2036	550	527
Verizon Communications Inc. 4.862% 2046	3,775	3,818
Verizon Communications Inc. 4.522% 2048	3,120	3,013
Capital World Bond Fund — Page 21 of 32

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Vine Oil & Gas LP 8.75% 2023[3]	$1,050	$982
Virgin Australia Holdings Ltd. 8.50% 2019[3]	1,150	1,184
Virginia Electric and Power Co. 3.50% 2027	2,375	2,348
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	2,320	2,296
Wal-Mart Stores, Inc. 2.35% 2022	6,500	6,329
Warrior Met Coal, Inc. 8.00% 2024[3]	800	816
WEA Finance LLC 2.70% 2019[3]	9,285	9,243
WEA Finance LLC 3.25% 2020[3]	3,795	3,801
Weatherford International PLC 4.50% 2022	1,885	1,574
Weatherford International PLC 8.25% 2023	2,725	2,378
Weatherford International PLC 9.875% 2024	400	367
Weatherford International PLC 9.875% 2025[3]	1,050	950
Weatherford International PLC 6.50% 2036	2,125	1,525
Weatherford International PLC 6.75% 2040	4,235	3,028
WellPoint, Inc. 2.30% 2018	2,645	2,643
Wells Fargo & Co. 2.50% 2021	877	861
Wells Fargo & Co. 2.60% 2021	11,000	10,849
Wells Fargo & Co. 3.00% 2026	8,465	7,931
Western Gas Partners LP 2.60% 2018	130	130
Western Gas Partners LP 3.95% 2025	455	444
Western Gas Partners LP 4.65% 2026	4,855	4,920
Western Gas Partners LP 5.30% 2048	50	50
Westlake Chemical Corp. 4.375% 2047	1,850	1,791
Williams Partners LP 4.125% 2020	1,625	1,651
Williams Partners LP 5.25% 2020	10,405	10,786
Williams Partners LP 4.50% 2023	3,110	3,198
Williams Partners LP 4.30% 2024	4,220	4,281
Williams Partners LP 3.75% 2027	600	574
Wind Tre SpA 5.00% 2026[3]	2,675	2,286
Windstream Holdings, Inc. 8.75% 2024[3]	3,760	2,247
WM. Wrigley Jr. Co. 3.375% 2020[3]	5,270	5,316
WPP Finance 2010 3.75% 2024	4,000	3,939
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	2,150	2,115
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[3]	1,100	1,108
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[3]	825	811
Xcel Energy Inc. 3.35% 2026	2,052	1,994
YES Bank Ltd. 3.75% 2023	7,500	7,364
Zambia (Republic of) 8.97% 2027[1]	1,200	1,268
Ziggo Bond Finance BV 5.50% 2027[3]	4,025	3,792
Zimmer Holdings, Inc. 2.70% 2020	5,000	4,948
Zimmer Holdings, Inc. 3.15% 2022	5,030	4,961
		5,260,954
Total bonds, notes & other debt instruments (cost: $12,123,148,000)		12,320,359
Convertible stocks 0.03% U.S. dollars 0.03%	Shares
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[6,9]	719	674
Associated Materials, LLC 14.00% convertible preferred 2020[6,7]	2,750	3,303
Total convertible stocks (cost: $3,369,000)		3,977
Capital World Bond Fund — Page 22 of 32

unaudited
Common stocks 0.03% U.S. dollars 0.03%	Shares	Value (000)
Corporate Risk Holdings I, Inc.[6,7,8,9]	91,424	$2,311
Corporate Risk Holdings Corp.[6,7,8,9]	462	—
Ascent Resources Marcellus Holdings, Inc.[6,7,8]	514,396	1,567
CEVA Group PLC[6,8,9]	527	343
NII Holdings, Inc.[8]	91,014	192
Atrium Corp.[3,6,7,8]	191	9
Total common stocks (cost: $6,097,000)		4,422
Rights & warrants 0.00% U.S. dollars 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[6,7,8]	173,187	23
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[6,7,8]	134,701	1
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[6,7,8]	126,325	1
Associated Materials, LLC, warrants, expire 2023[6,7,8]	39,066	—
Total rights & warrants (cost: $26,000)		25
Short-term securities 8.59%	Principal amount (000)
American Honda Finance Corp. 1.90% due 5/4/2018	$ 34,000	33,935
Bank of Nova Scotia 1.75% due 5/2/2018[3]	35,000	34,942
CAFCO, LLC 1.75%–1.82% due 5/1/2018–5/24/2018[3]	70,000	69,847
Caisse d’Amortissement de la Dette Sociale 1.90% due 4/10/2018[3]	25,000	24,985
Canadian Imperial Bank of Commerce 1.64% due 4/2/2018[3]	100,000	99,982
China (People’s Republic of) 3.54% due 11/2/2018	CNY10,000	1,593
Egyptian Treasury Bills 15.73%–16.46% due 4/3/2018–6/12/2018	EGP1,056,725	59,732
Federal Home Loan Bank 1.53%–1.72% due 4/4/2018–6/18/2018	$91,900	91,649
Japanese Treasury Discount Bills (0.16%)–(0.13%) due 5/21/2018–8/20/2018	¥53,510,000	502,973
Nigerian Treasury Bills 13.46%–17.85% due 6/21/2018–11/29/2018	NGN19,768,700	51,595
Société Générale 1.62% due 4/2/2018[3]	$5,450	5,449
Svenska Handelsbanken Inc. 1.62% due 4/4/2018[3]	20,000	19,995
Thailand Treasury Bills 1.36% due 12/6/2018	THB1,109,143	35,170
U.S. Treasury Bills 1.56%–1.59% due 7/5/2018–7/19/2018	$95,000	94,526
Victory Receivables Corp. 1.76% due 4/16/2018[3]	25,000	24,977
Total short-term securities (cost: $1,119,475,000)		1,151,350
Total investment securities 100.56% (cost: $13,252,115,000)		13,480,133
Other assets less liabilities (0.56)%		(75,687)
Net assets 100.00%		$13,404,446
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 3/31/2018[15] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
2 Year Euro-Schatz Futures	Long	1,121	June 2018	$112,100	$154,451	$220
10 Year Euro-Bund Futures	Long	552	June 2018	55,200	108,286	1,594
30 Year Euro-Buxl Futures	Long	24	June 2018	2,400	4,884	134
5 Year Euro-Bobl Futures	Short	758	June 2018	(75,800)	(122,414)	(870)
10 Year U.S. Treasury Note Futures	Long	485	June 2018	48,500	58,753	555
Capital World Bond Fund — Page 23 of 32

unaudited
Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 3/31/2018[15] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	662	June 2018	$(66,200)	$(85,967)	$(1,305)
30 Year Ultra U.S. Treasury Bond Futures	Short	667	June 2018	(66,700)	(107,033)	(3,711)
2 Year U.S. Treasury Note Futures	Long	1,663	July 2018	332,600	353,569	71
5 Year U.S. Treasury Note Futures	Short	1,411	July 2018	(141,100)	(161,504)	(735)
90 Day Euro Dollar Futures	Short	1,024	December 2019	(256,000)	(248,870)	(103)
						$(4,150)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD75,621	PLN256,300	JPMorgan Chase	4/6/2018	$748
USD59,617	CLP35,750,050	Goldman Sachs	4/6/2018	416
USD27,236	CLP16,269,425	Citibank	4/6/2018	294
JPY3,145,224	USD29,367	Goldman Sachs	4/6/2018	207
EUR15,751	USD19,266	Citibank	4/6/2018	125
USD1,877	EUR1,525	Citibank	4/6/2018	(1)
USD17,698	AUD22,800	Goldman Sachs	4/9/2018	187
USD60,585	INR3,946,950	JPMorgan Chase	4/9/2018	155
NOK43,710	EUR4,500	Goldman Sachs	4/9/2018	37
USD11,219	INR730,800	Barclays Bank PLC	4/9/2018	30
USD3,929	ZAR46,500	JPMorgan Chase	4/9/2018	8
THB428,157	USD13,736	JPMorgan Chase	4/9/2018	(39)
JPY1,426,776	USD13,474	Goldman Sachs	4/9/2018	(55)
USD37,250	CAD48,330	Goldman Sachs	4/9/2018	(272)
USD52,926	AUD68,200	Bank of America, N.A.	4/11/2018	546
USD16,297	AUD21,000	JPMorgan Chase	4/11/2018	168
USD1,788	EUR1,447	Citibank	4/11/2018	6
USD298	EUR240	Bank of America, N.A.	4/11/2018	2
USD340	EUR275	JPMorgan Chase	4/11/2018	1
USD2,166	NZD3,000	JPMorgan Chase	4/11/2018	(2)
EUR8,035	USD9,932	JPMorgan Chase	4/11/2018	(36)
USD3,506	GBP2,530	Bank of America, N.A.	4/11/2018	(46)
SEK42,771	USD5,191	Barclays Bank PLC	4/11/2018	(63)
USD12,475	CAD16,200	Bank of America, N.A.	4/11/2018	(103)
USD23,121	CAD30,000	Goldman Sachs	4/11/2018	(170)
EUR44,866	USD55,469	Bank of America, N.A.	4/11/2018	(214)
JPY9,682,061	USD91,457	Bank of America, N.A.	4/11/2018	(390)
JPY15,841,887	USD149,539	JPMorgan Chase	4/11/2018	(534)
JPY2,076,738	USD19,521	Goldman Sachs	4/12/2018	14
EUR12,055	USD14,888	Citibank	4/12/2018	(40)
USD26,815	MYR105,000	JPMorgan Chase	4/13/2018	(316)
USD52,658	AUD66,830	Citibank	4/16/2018	1,330
JPY12,195,000	USD113,674	HSBC Bank	4/16/2018	1,065
JPY9,928,693	USD93,293	JPMorgan Chase	4/16/2018	123
USD3,669	NZD5,000	JPMorgan Chase	4/16/2018	56
USD1,722	ILS5,900	Bank of America, N.A.	4/16/2018	38
JPY2,794,283	USD26,266	Barclays Bank PLC	4/16/2018	25
Capital World Bond Fund — Page 24 of 32

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD17,367	INR1,134,000	Bank of America, N.A.	4/16/2018	$19
USD1,664	INR108,700	Citibank	4/16/2018	1
USD1,470	GBP1,050	Bank of America, N.A.	4/16/2018	(4)
USD12,384	CAD16,000	UBS AG	4/16/2018	(40)
SEK39,107	USD4,777	UBS AG	4/16/2018	(87)
EUR10,754	USD13,344	Bank of America, N.A.	4/16/2018	(96)
JPY5,005,864	USD47,218	Bank of America, N.A.	4/16/2018	(119)
JPY11,491,087	USD108,380	UBS AG	4/16/2018	(264)
USD15,051	CAD19,450	Citibank	4/17/2018	(52)
USD3,938	AUD5,000	HSBC Bank	4/18/2018	98
USD3,867	CAD5,000	HSBC Bank	4/18/2018	(15)
USD3,720	BRL12,054	Citibank	4/20/2018	75
NOK40,698	USD5,283	JPMorgan Chase	4/20/2018	(87)
JPY13,401,572	USD126,339	HSBC Bank	4/20/2018	(216)
NOK123,886	USD16,050	Citibank	4/20/2018	(235)
EUR83,098	USD102,167	Barclays Bank PLC	4/23/2018	262
EUR82,982	USD102,035	Goldman Sachs	4/23/2018	252
JPY2,694,444	USD25,131	HSBC Bank	4/23/2018	232
EUR48,750	USD59,938	Citibank	4/23/2018	153
USD30,932	EUR25,000	Bank of America, N.A.	4/23/2018	117
USD2,561	AUD3,200	JPMorgan Chase	4/23/2018	103
USD6,027	BRL19,925	JPMorgan Chase	4/23/2018	4
CHF2,398	USD2,519	Bank of America, N.A.	4/23/2018	(6)
JPY489,367	EUR3,750	Goldman Sachs	4/23/2018	(16)
JPY1,937,908	USD18,260	Goldman Sachs	4/23/2018	(19)
USD9,837	EUR8,000	Goldman Sachs	4/23/2018	(24)
USD9,441	EUR7,680	UBS AG	4/23/2018	(26)
USD2,919	GBP2,100	Bank of America, N.A.	4/23/2018	(30)
USD10,065	INR660,500	Goldman Sachs	4/23/2018	(30)
CHF14,455	USD15,183	Bank of America, N.A.	4/23/2018	(32)
USD11,644	INR763,890	JPMorgan Chase	4/23/2018	(32)
CHF22,712	USD23,861	Goldman Sachs	4/23/2018	(55)
USD2,203	NZD3,000	JPMorgan Chase	4/24/2018	35
EUR7,080	PLN30,000	Citibank	4/24/2018	(39)
USD19,906	EUR16,195	Citibank	4/24/2018	(58)
JPY7,356,342	USD69,368	Citibank	4/24/2018	(120)
SEK70,637	EUR7,000	Citibank	4/24/2018	(154)
SEK198,192	USD24,141	Citibank	4/24/2018	(361)
USD5,737	GBP4,050	Bank of New York Mellon	4/27/2018	48
USD1,011	INR66,000	Citibank	4/27/2018	3
USD1,908	EUR1,550	Bank of America, N.A.	4/27/2018	(3)
USD5,917	MXN110,000	JPMorgan Chase	4/27/2018	(107)
JPY1,282,895	EUR9,886	Goldman Sachs	4/27/2018	(110)
JPY6,000,000	USD57,284	JPMorgan Chase	4/27/2018	(793)
USD4,256	ZAR50,000	UBS AG	4/30/2018	52
GBP41,491	EUR47,535	JPMorgan Chase	5/3/2018	(339)
USD7,484	GBP5,250	Goldman Sachs	5/4/2018	107
GBP355	USD501	HSBC Bank	5/4/2018	(2)
NOK131,600	USD17,024	Bank of America, N.A.	5/4/2018	(217)
GBP54,949	EUR62,950	JPMorgan Chase	5/4/2018	(446)
GBP41,187	USD58,700	Citibank	5/4/2018	(827)
EUR60,974	USD76,118	Bank of America, N.A.	5/4/2018	(898)
Capital World Bond Fund — Page 25 of 32

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
GBP62,910	USD89,500	Citibank	5/4/2018	$(1,104)
JPY1,643,290	USD15,516	Bank of America, N.A.	5/7/2018	(33)
USD36,041	ILS125,800	JPMorgan Chase	5/9/2018	85
USD3,078	TRY11,975	Bank of America, N.A.	5/9/2018	80
USD1,218	EUR975	JPMorgan Chase	5/9/2018	15
USD1,269	TRY5,100	JPMorgan Chase	5/9/2018	(8)
JPY1,330,157	USD12,691	JPMorgan Chase	5/9/2018	(157)
USD21,999	ZAR264,925	UBS AG	5/9/2018	(250)
EUR46,022	USD57,494	JPMorgan Chase	5/9/2018	(700)
EUR25,842	USD32,194	Goldman Sachs	5/10/2018	(300)
EUR74,700	USD92,447	UBS AG	5/14/2018	(227)
USD115,890	JPY12,800,000	Citibank	5/21/2018	(4,823)
USD363,513	JPY40,150,000	Citibank	5/21/2018	(15,129)
USD22,767	BRL75,000	Citibank	5/23/2018	153
EUR47,856	USD58,941	Bank of America, N.A.	5/25/2018	186
USD2,464	EUR2,000	UBS AG	5/25/2018	(7)
USD4,595	CAD6,000	Barclays Bank PLC	5/25/2018	(68)
USD27,931	MXN520,000	JPMorgan Chase	7/9/2018	(219)
USD5,150	JPY560,000	JPMorgan Chase	8/20/2018	(167)
USD32,587	INR2,174,200	Citibank	9/24/2018	(69)
USD20,796	BRL70,000	Citibank	11/29/2018	31
USD9,077	BRL30,650	Citibank	11/29/2018	(15)
USD155,200	BRL529,000	JPMorgan Chase	12/4/2018	(1,665)
USD5,301	EUR4,235	Citibank	12/13/2018	(22)
USD39,605	BRL132,300	Citibank	3/11/2019	662
USD74,307	BRL250,000	JPMorgan Chase	3/15/2019	742
USD5,015	EUR3,950	JPMorgan Chase	3/15/2019	12
USD1,587	EUR1,250	JPMorgan Chase	3/15/2019	4
				$(24,091)
Capital World Bond Fund — Page 26 of 32

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$1,359,800	$14	$—	$14
1.6505%	3-month USD-LIBOR	3/21/2019	250,000	(1,777)	—	(1,777)
3-month USD-LIBOR	1.598%	8/11/2019	62,500	704	—	704
6-month EURIBOR	(0.156)%	1/11/2020	€48,850	(36)	—	(36)
2.143%	3-month USD-LIBOR	1/11/2020	$60,000	(412)	—	(412)
3-month USD-LIBOR	1.6332%	5/23/2020	18,000	350	—	350
3-month NZD-BBR-FRA	2.67%	12/9/2020	NZ$170,000	(111)	—	(111)
2.2425%	3-month AUD-BBSW	12/9/2020	A$155,000	(272)	—	(272)
2.322%	3-month AUD-BBSW	12/15/2020	205,000	(243)	—	(243)
3-month NZD-BBR-FRA	2.707%	12/18/2020	NZ$225,000	(195)	—	(195)
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL235,000	2,425	—	2,425
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(2,717)	—	(2,717)
6.775%	28-day MXN-TIIE	6/20/2022	MXN1,100,000	(1,374)	—	(1,374)
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	(348)	—	(347)
3-month USD-LIBOR	1.5075%	9/22/2026	$9,600	914	—	914
9.82%	DI-OVER-EXTRA Grupo	1/4/2027	BRL235,000	1,051	—	1,051
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	(19)	—	(19)
0.8153%	6-month EURIBOR	4/28/2027	€10,000	(66)	—	(66)
6-month EURIBOR	0.7952%	5/23/2027	12,500	120	—	120
3-month SEK-STIBOR	1.222%	8/8/2027	SKr50,000	(46)	—	(46)
3-month USD-LIBOR	2.4785%	1/11/2028	$13,250	336	—	336
0.8613%	6-month EURIBOR	1/11/2028	€10,000	(97)	—	(97)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	(272)	—	(272)
1.5598%	6-month GBP-LIBOR	1/11/2038	10,700	(18)	—	(18)
1.4898%	6-month EURIBOR	11/24/2047	€8,250	16	—	16
1.4508%	6-month EURIBOR	12/15/2047	15,000	(151)	—	(151)
1.5768%	6-month EURIBOR	3/6/2048	20,000	579	—	579
					$—	$(1,644)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,325,651,000, which represented 9.89% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,690,000, which represented .08% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,517,000, which represented .07% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Security did not produce income during the last 12 months.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Purchased on a TBA basis.
[13]	A portion of this security was pledged as collateral. The total value of pledged collateral was $50,312,000, which represented .38% of the net assets of the fund.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.

Capital World Bond Fund — Page 27 of 32

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$11,400	$11,514.09%
Corporate Risk Holdings I, Inc.	8/31/2015	1,016	2,311.02
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred	4/3/2013-8/27/2013	729	674.01
CEVA Group PLC	3/10/2010-5/2/2013	719	343.00
Total private placement securities		$13,864	$14,842.12%
Capital World Bond Fund — Page 28 of 32

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $908,215,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $3,678,853,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps were $3,430,204,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
Capital World Bond Fund — Page 29 of 32

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
Capital World Bond Fund — Page 30 of 32

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,008,443	$—	$2,008,443
Japanese yen	—	1,521,830	—	1,521,830
Polish zloty	—	556,884	—	556,884
Brazilian reais	—	397,951	—	397,951
Mexican pesos	—	391,310	—	391,310
Indian rupees	—	338,518	—	338,518
British pounds	—	336,292	—	336,292
Malaysian ringgits	—	306,926	—	306,926
Thai baht	—	183,164	—	183,164
Danish kroner	—	112,844	—	112,844
Canadian dollars	—	112,485	—	112,485
Australian dollars	—	109,752	—	109,752
South Korean won	—	96,003	—	96,003
Chilean pesos	—	94,088	—	94,088
South African rand	—	92,106	—	92,106
Israeli shekels	—	79,671	—	79,671
New Romanian leu	—	69,407	—	69,407
Chinese yuan renminbi	—	53,948	—	53,948
Turkish lira	—	40,928	—	40,928
Argentine pesos	—	33,419	—	33,419
Uruguayan pesos	—	28,922	—	28,922
Norwegian kroner	—	18,990	—	18,990
Czech korunas	—	18,793	—	18,793
Russian rubles	—	15,154	—	15,154
Colombian pesos	—	11,844	—	11,844
Nigerian naira	—	6,659	—	6,659
Indonesian rupiah	—	6,042	—	6,042
New Zealand dollars	—	5,985	—	5,985
Ghana cedi	—	4,083	—	4,083
Egyptian pounds	—	3,503	—	3,503
Zambian kwacha	—	3,124	—	3,124
Sri Lankan rupees	—	337	—	337
U.S. dollars	—	5,259,669	1,285	5,260,954
Convertible stocks	—	674	3,303	3,977
Common stocks	192	343	3,887	4,422
Rights & warrants	—	—	25	25
Short-term securities	—	1,151,350	—	1,151,350
Total	$192	$13,471,441	$8,500	$13,480,133

Capital World Bond Fund — Page 31 of 32

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,574	$—	$—	$2,574
Unrealized appreciation on open forward currency contracts	—	9,112	—	9,112
Unrealized appreciation on interest rate swaps	—	6,509	—	6,509
Liabilities:
Unrealized depreciation on futures contracts	(6,724)	—	—	(6,724)
Unrealized depreciation on open forward currency contracts	—	(33,203)	—	(33,203)
Unrealized depreciation on interest rate swaps	—	(8,153)	—	(8,153)
Total	$(4,150)	$(25,735)	$—	$(29,885)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BBR = Bank base rate	LIBOR = London Interbank Offered Rate
BBSW= Bank Bill Swap	LKR = Sri Lankan rupees
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNY = Chinese yuan renminbi	NZD/NZ$ = New Zealand dollars
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	RUB = Russian rubles
DKr = Danish kroner	SEK/SKr = Swedish kronor
EFFR = Federal Funds Effective Rate	STIBOR = Stockholm Interbank Offered Rate
EGP = Egyptian pounds	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
FRA = Forward rate agreement	TRY = Turkish lira
GBP/£ = British pounds	USD/$ = U.S. dollars
GHS = Ghanaian cedi	UYU = Uruguayan pesos
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels	ZMW = Zambian kwacha
INR = Indian rupees
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-031-0518O-S60651	Capital World Bond Fund — Page 32 of 32

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: May 24, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 24, 2018